Exhibit 1

BX Trust 2018-BILT

Commercial Mortgage Pass-Through Certificates, Series 2018-BILT

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Academy Securities, Inc.

Drexel Hamilton, LLC

25 April 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	BX Trust 2018-BILT Commercial Mortgage Pass-Through Certificates, Series 2018-BILT (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BX Trust 2018-BILT securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 April 2018

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in the assets of BX Trust 2018-BILT (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two componentized promissory notes issued by BRE Iconic ABR Owner LLC (the “Borrower”), a Delaware limited liability company, evidencing a two-year (subject to five, one-year extension options), floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by a first-priority mortgage lien on, among other things, the Borrower’s fee and leasehold interest in a full service resort hotel property located in Phoenix, Arizona (the “Property”) and
d.	The Mortgage Loan has a related floating-rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.            The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 May 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the:
a.	Mortgage Loan Seasoning and
b.	Mezzanine Loan Seasoning

of the Mortgage Loan and Mezzanine Loan, as applicable, as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Mezzanine Loan Term (Excluding Extensions),
iii.	Original Mortgage Loan Term (Including Extensions) and
iv.	Original Mezzanine Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

6.	Using the:
a.	Mortgage Loan Seasoning,
b.	Mezzanine Loan Seasoning,
c.	Original Mortgage Loan Term (Excluding Extensions),
d.	Original Mezzanine Loan Term (Excluding Extensions),
e.	Original Mortgage Loan Term (Including Extensions) and
f.	Original Mezzanine Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions),
ii.	Remaining Mezzanine Loan Term to Maturity (Excluding Extensions),
iii.	Remaining Mortgage Loan Term to Maturity (Including Extensions) and
iv.	Remaining Mezzanine Loan Term to Maturity (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Mezzanine Loan Amortization Term (Excluding Extensions),
iii.	Original Mortgage Loan Amortization Term (Including Extensions),
iv.	Original Mezzanine Loan Amortization Term (Including Extensions),
v.	Remaining Mortgage Loan Amortization Term (Excluding Extensions),
vi.	Remaining Mezzanine Loan Amortization Term (Excluding Extensions),
vii.	Remaining Mortgage Loan Amortization Term (Including Extensions) and
viii.	Remaining Mezzanine Loan Amortization Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Mezzanine Loan Term (Excluding Extensions)” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezzanine Loan IO Period,”
d.	Use the “Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Amount”),
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Mortgage Loan Balance”),

Attachment A Page 4 of 8

7. (continued)

e.	Use the “Mezzanine Loan Balance” of the Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine Loan Amount”),
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Initial Maturity Mezzanine Loan Balance”) and
iii.	Principal balance of the Mezzanine Loan as of the “Fully Extended Maturity Date” of the Mezzanine Loan (the “Final Maturity Mezzanine Loan Balance”),

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Balance,
b.	Mezzanine Loan Balance,
c.	Cut-Off Date Mortgage Loan Amount,
d.	Cut-Off Date Mezzanine Loan Amount,
e.	Initial Maturity Mortgage Loan Balance,
f.	Initial Maturity Mezzanine Loan Balance,
g.	Final Maturity Mortgage Loan Balance and
h.	Final Maturity Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Loan Balance,
ii.	Cut-Off Date Total Debt Loan Amount,
iii.	Initial Maturity Total Debt Loan Balance and
iv.	Final Maturity Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Mortgage Loan Balance and
d.	Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Loan Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Total Debt Loan Margin,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.90000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR),
ii.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
iii.	Total Debt Interest Rate (At Assumed LIBOR)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	LIBOR Cap,
b.	Mortgage Loan Margin,
c.	Mezzanine Loan Margin and
d.	Total Debt Loan Margin

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR CAP),
ii.	Mezzanine Loan Interest Rate (At LIBOR CAP) and
iii.	Total Debt Interest Rate (At LIBOR CAP)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.Mortgage	Loan Balance,
b.	Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At Assumed LIBOR),
d.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
e.	Accrual Basis

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Monthly Mortgage Loan Debt Service,
ii.	Annual Mortgage Loan Debt Service,
iii.	Monthly Mezzanine Loan Debt Service and
iv.	Annual Mezzanine Loan Debt Service

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as 12 times the “Monthly Mortgage Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as 12 times the “Monthly Mezzanine Loan Debt Service.”

13.	Using the:
a.	Monthly Mortgage Loan Debt Service,
b.	Monthly Mezzanine Loan Debt Service,
c.	Annual Mortgage Loan Debt Service and
d.	Annual Mezzanine Loan Debt Service

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Monthly Total Loan Debt Service and
ii.	Annual Total Loan Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

14.	Using the:
a.	TTM March 2018 NOI,
b.	TTM March 2018 NCF,
c.	Annual Mortgage Loan Debt Service,
d.	Cut-Off Date Mortgage Loan Amount,
e.	Initial Maturity Mortgage Loan Balance,
f.	Appraised Value and
g.	Rooms

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM March 2018 NOI DSCR,
ii.	Mortgage Loan TTM March 2018 NCF DSCR,
iii.	Current Mortgage Loan LTV,
iv.	Maturity Mortgage Loan LTV,
v.	Mortgage Loan TTM March 2018 NOI DY,
vi.	Mortgage Loan TTM March 2018 NCF DY and
vii.	Cut-Off Date Mortgage Loan Balance per Room

of the Mortgage Loan and, with respect to item vii. above, of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM March 2018 NOI DSCR” and “Mortgage Loan TTM March 2018 NCF DSCR” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM March 2018 NOI DY” and “Mortgage Loan TTM March 2018 NCF DY” to the nearest 1/10th of one percent.
15.	Using the:
a.	TTM March 2018 NOI,
b.	TTM March 2018 NCF,
c.	Annual Total Loan Debt Service,
d.	Cut-Off Date Total Debt Loan Amount,
e.	Initial Maturity Total Debt Loan Balance,
f.	Appraised Value and
g.	Rooms

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM March 2018 NOI DSCR,
ii.	Total Debt TTM March 2018 NCF DSCR,
iii.	Current Total Debt LTV,
iv.	Maturity Total Debt LTV,
v.	Total Debt TTM March 2018 NOI DY,
vi.	Total Debt TTM March 2018 NCF DY and
vii.	Cut-Off Date Total Debt Balance per Room

of the Total Debt associated with the Mortgage Loan and, with respect to item vii. above, of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM March 2018 NOI DSCR” and “Total Debt TTM March 2018 NCF DSCR” to two decimal places and
b.	Round the “Current Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt TTM March 2018 NOI DY” and “Total Debt TTM March 2018 NCF DY” to the nearest 1/10th of one percent.

16.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Servicing Fee,
b.	Trustee / Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	17 April 2018

Mortgage Loan Agreement	17 April 2018

Mezzanine Loan Agreement	17 April 2018

Cash Management Agreement	17 April 2018

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	17 April 2018

Mezzanine Loan Interest Rate Cap Agreement (see Note 1)	17 April 2018

Settlement Statement	17 April 2018

Guaranty Agreement	17 April 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	12 April 2018

Engineering Report	9 April 2018

Environmental Phase I Report	9 April 2018

Underwriter’s Summary Report	24 April 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Property Management Agreement	17 April 2018

Property Management Agreement Amendments	Various

Property Acquisition Allocation Schedule	Not Dated

Ground Lease Agreement	1 June 1996

Ground Lease Estoppel	24 April 2003

Exhibit 1 to Attachment A Page 2 of 2

Note:

1.	The mortgage loan interest rate cap agreement and mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document
Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Flag	Appraisal Report
Rooms	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document
Appraised Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
2017 Available Room Nights	Underwriter’s Summary Report
TTM March 2018 Available Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
TTM March 2018 Occupied Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
TTM March 2018 Occupancy	Underwriter’s Summary Report
2013 Average Daily Room Rate	Underwriter’s Summary Report
2014 Average Daily Room Rate	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
2016 Average Daily Room Rate	Underwriter’s Summary Report
2017 Average Daily Room Rate	Underwriter’s Summary Report
TTM March 2018 Average Daily Room Rate	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
TTM March 2018 RevPAR	Underwriter’s Summary Report
2013 Room Revenue	Underwriter’s Summary Report
2014 Room Revenue	Underwriter’s Summary Report
2015 Room Revenue	Underwriter’s Summary Report
2016 Room Revenue	Underwriter’s Summary Report
2017 Room Revenue	Underwriter’s Summary Report
TTM March 2018 Room Revenue	Underwriter’s Summary Report
2013 Gross Operating Profit	Underwriter’s Summary Report
2014 Gross Operating Profit	Underwriter’s Summary Report
2015 Gross Operating Profit	Underwriter’s Summary Report
2016 Gross Operating Profit	Underwriter’s Summary Report
2017 Gross Operating Profit	Underwriter’s Summary Report
TTM March 2018 Gross Operating Profit	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
TTM March 2018 Total Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
TTM March 2018 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2013 FF&E	Underwriter’s Summary Report
2014 FF&E	Underwriter’s Summary Report
2015 FF&E	Underwriter’s Summary Report
2016 FF&E	Underwriter’s Summary Report
2017 FF&E	Underwriter’s Summary Report
TTM March 2018 FF&E	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
TTM March 2018 NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Gross Operating Profit	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten FF&E	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document
Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cash or LOC	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow Cash or LOC	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount Cash or LOC	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)
Sponsor	Guaranty Agreement
Borrower Entity	Mortgage Loan Agreement

Guarantor	Guaranty Agreement
Loan Purpose	Settlement Statement and Property Acquisition Allocation Schedule
Mortgage Loan Balance	Mortgage Loan Agreement
Mezzanine Loan Balance	Mezzanine Loan Agreement
Origination Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
First Extension Spread Increase	Mortgage Loan Agreement
Second Extension Spread Increase	Mortgage Loan Agreement
Third Extension Spread Increase	Mortgage Loan Agreement
Fourth Extension Spread Increase	Mortgage Loan Agreement
Fifth Extension Spread Increase	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fourth Extension Fee	Mortgage Loan Agreement
Fifth Extension Fee	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement
Interest Accrual Period Start (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Rounding Methodology (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap after Extension (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap Provider (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (M/S&P/F) (see Note 3)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Rate Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management Account (If applicable)	Mortgage Loan Agreement
Ground Lease? (Y/N)	Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease Estoppel
Ground Lease Extension Terms	Ground Lease Estoppel
Annual Ground Lease Payment	Ground Lease Estoppel
Ground Lease Escalation Terms	Ground Lease Estoppel
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Additional Debt Type	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the:
a.	Origination Date,
b.	Payment Date,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options,
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Interest Accrual Period Start,
i.	Interest Accrual Period End,
j.	Interest Rate Adjustment Frequency,
k.	LIBOR Rounding Methodology,
l.	LIBOR Lookback Days,
m.	LIBOR Floor,
n.	LIBOR Cap,
o.	LIBOR Cap after Extension,
p.	LIBOR Cap Expiration Date,
q.	LIBOR Cap Provider,
r.	LIBOR Cap Provider Rating (M/S&P/F),
s.	Rate Type,
t.	Amortization Type and
u.	Accrual Basis,

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through u. above.

4.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Documents, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Documents currently require the Borrower, brand manager or property manager, as applicable, to deposit all amounts payable to the Borrower under the Property Management Agreement or otherwise constituting rents or receipts payable with respect to the Property directly to the applicable lockbox account.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Franchise Agreement Expiration Date
Extension Test Description
Substitution Provision Description
Monthly Tax Escrow Cap
Monthly Insurance Escrow Cap
Monthly Replacement Reserves Cap
Terms/Description of Replacement Reserves
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee / Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.